Commitments and contingencies (Tables)	9 Months Ended
May 31, 2026
Commitments and contingencies
Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at May 31, 2026:

$
2026	30,000
2027	120,600
2028	123,012
2029 and thereafter	350,868